Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–33.43%
U.S. Treasury Bills–12.48%(a)
U.S. Treasury Bills	0.02%	10/21/2021	$ 82,000	$ 81,991,770
U.S. Treasury Bills	0.03%	12/09/2021	112,900	112,880,783
U.S. Treasury Bills	0.05%	01/20/2022	109,600	109,573,970
				304,446,523
U.S. Treasury Notes–20.95%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.20%	01/31/2022	200,000	200,158,932
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.16%	04/30/2022	150,000	150,127,152
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.10%	07/31/2022	160,520	160,601,812
				510,887,896
Total U.S. Treasury Securities (Cost $814,974,841)				815,334,419
		Expiration Date
Commodity-Linked Securities–4.07%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		10/22/2021	24,900	43,401,216
RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		10/28/2021	32,750	55,772,390
Total Commodity-Linked Securities (Cost $57,650,000)				99,173,606
			Shares
Money Market Funds–55.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)			393,708,015	393,708,015
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)			134,701,140	134,755,021
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(e)(f)			130,588,849	130,588,849
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)(f)			524,000,000	524,000,000
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)			161,036,588	161,036,588
Total Money Market Funds (Cost $1,343,969,764)				1,344,088,473
Options Purchased–1.02%
(Cost $26,881,838)(g)				24,911,212
TOTAL INVESTMENTS IN SECURITIES–93.64% (Cost $2,243,476,443)				2,283,507,710
OTHER ASSETS LESS LIABILITIES–6.36%				155,191,058
NET ASSETS–100.00%				$2,438,698,768
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $99,173,606, which represented 4.07% of the Fund’s Net Assets.
(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$382,427,492	$390,146,785	$(378,866,262)	$-	$-	$393,708,015	$78,246
Invesco Liquid Assets Portfolio, Institutional Class	125,668,036	278,676,275	(269,589,577)	(4,953)	5,240	134,755,021	36,032
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	67,985,494	578,531,864	(515,928,509)	-	-	130,588,849	25,595
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	-	-	-	524,000,000	39,913
Invesco Treasury Portfolio, Institutional Class	148,144,563	445,882,040	(432,990,015)	-	-	161,036,588	13,518
Total	$1,248,225,585	$1,693,236,964	$(1,597,374,363)	$(4,953)	$5,240	$1,344,088,473	$193,304

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	09/17/2021	160	EUR	3,450.00	EUR	27,600,000	$27,901
EURO STOXX 50 Index	Put	12/17/2021	160	EUR	3,400.00	EUR	27,200,000	89,396
EURO STOXX 50 Index	Put	03/18/2022	160	EUR	3,500.00	EUR	28,000,000	172,718
EURO STOXX 50 Index	Put	06/17/2022	160	EUR	3,750.00	EUR	30,000,000	366,124
EURO STOXX 50 Index	Put	08/20/2021	160	EUR	3,850.00	EUR	30,800,000	31,697
EURO STOXX 50 Index	Put	06/17/2022	160	EUR	3,850.00	EUR	30,800,000	423,634
EURO STOXX 50 Index	Put	03/18/2022	160	EUR	3,900.00	EUR	31,200,000	331,391
EURO STOXX 50 Index	Put	10/15/2021	160	EUR	3,850.00	EUR	30,800,000	125,078
EURO STOXX 50 Index	Put	11/19/2021	160	EUR	3,950.00	EUR	31,600,000	217,321
EURO STOXX 50 Index	Put	06/17/2022	160	EUR	3,800.00	EUR	30,400,000	393,645
EURO STOXX 50 Index	Put	03/18/2022	160	EUR	3,450.00	EUR	27,600,000	159,622
EURO STOXX 50 Index	Put	09/16/2022	160	EUR	3,850.00	EUR	30,800,000	497,276
FTSE 100 Index	Put	08/20/2021	100	GBP	6,975.00	GBP	34,875,000	117,455
FTSE 100 Index	Put	09/17/2021	100	GBP	6,950.00	GBP	34,750,000	193,905
FTSE 100 Index	Put	10/15/2021	100	GBP	6,925.00	GBP	34,625,000	248,115
FTSE 100 Index	Put	11/19/2021	100	GBP	6,900.00	GBP	34,500,000	308,580
FTSE 100 Index	Put	12/17/2021	100	GBP	6,875.00	GBP	34,375,000	345,415
FTSE 100 Index	Put	01/21/2022	100	GBP	6,875.00	GBP	34,375,000	403,795
FTSE 100 Index	Put	02/18/2022	100	GBP	6,850.00	GBP	34,250,000	423,255
FTSE 100 Index	Put	03/18/2022	100	GBP	6,800.00	GBP	34,000,000	453,835
FTSE 100 Index	Put	04/14/2022	100	GBP	6,800.00	GBP	34,000,000	493,450
FTSE 100 Index	Put	05/20/2022	100	GBP	6,775.00	GBP	33,875,000	530,286
FTSE 100 Index	Put	06/17/2022	100	GBP	6,700.00	GBP	33,500,000	526,810
FTSE 100 Index	Put	07/15/2022	100	GBP	6,400.00	GBP	32,000,000	426,035
MSCI Emerging Markets Index	Put	09/17/2021	72	USD	1,300.00	USD	9,360,000	321,120
MSCI Emerging Markets Index	Put	12/17/2021	72	USD	1,280.00	USD	9,216,000	462,600
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	04/14/2022	72	USD	1,280.00	USD	9,216,000	$663,120
MSCI Emerging Markets Index	Put	08/20/2021	72	USD	1,300.00	USD	9,360,000	225,720
MSCI Emerging Markets Index	Put	10/15/2021	72	USD	1,350.00	USD	9,720,000	624,960
MSCI Emerging Markets Index	Put	11/19/2021	72	USD	1,340.00	USD	9,648,000	637,200
MSCI Emerging Markets Index	Put	01/21/2022	72	USD	1,290.00	USD	9,288,000	554,760
MSCI Emerging Markets Index	Put	02/18/2022	72	USD	1,290.00	USD	9,288,000	593,640
MSCI Emerging Markets Index	Put	05/20/2022	72	USD	1,280.00	USD	9,216,000	725,040
MSCI Emerging Markets Index	Put	03/18/2022	72	USD	1,330.00	USD	9,576,000	797,400
MSCI Emerging Markets Index	Put	06/17/2022	72	USD	1,330.00	USD	9,576,000	957,600
MSCI Emerging Markets Index	Put	07/15/2022	75	USD	1,310.00	USD	9,825,000	986,625
Nikkei 225 Index	Put	12/10/2021	45	JPY	27,250.00	JPY	61,312,500	533,248
Nikkei 225 Index	Put	10/08/2021	45	JPY	27,250.00	JPY	61,312,500	393,783
Nikkei 225 Index	Put	11/12/2021	45	JPY	27,250.00	JPY	61,312,500	488,127
Nikkei 225 Index	Put	01/14/2022	45	JPY	27,000.00	JPY	60,750,000	570,166
Nikkei 225 Index	Put	06/10/2022	45	JPY	27,750.00	JPY	62,437,500	951,643
Nikkei 225 Index	Put	03/11/2022	45	JPY	27,750.00	JPY	62,437,500	795,771
Nikkei 225 Index	Put	08/13/2021	45	JPY	28,500.00	JPY	64,125,000	488,127
Nikkei 225 Index	Put	02/10/2022	45	JPY	28,000.00	JPY	63,000,000	808,076
Nikkei 225 Index	Put	06/10/2022	45	JPY	27,250.00	JPY	61,312,500	849,095
Nikkei 225 Index	Put	06/10/2022	45	JPY	27,500.00	JPY	61,875,000	898,318
Nikkei 225 Index	Put	09/10/2021	45	JPY	28,250.00	JPY	63,562,500	488,127
Nikkei 225 Index	Put	09/09/2022	45	JPY	27,500.00	JPY	61,875,000	1,013,172
S&P 500 Index	Put	09/17/2021	13	USD	3,600.00	USD	4,680,000	11,245
S&P 500 Index	Put	12/17/2021	13	USD	3,625.00	USD	4,712,500	62,075
S&P 500 Index	Put	03/18/2022	13	USD	3,750.00	USD	4,875,000	134,485
S&P 500 Index	Put	04/14/2022	13	USD	3,925.00	USD	5,102,500	190,450
S&P 500 Index	Put	08/20/2021	13	USD	3,975.00	USD	5,167,500	8,125
S&P 500 Index	Put	10/15/2021	13	USD	4,080.00	USD	5,304,000	73,905
S&P 500 Index	Put	11/19/2021	13	USD	4,075.00	USD	5,297,500	109,005
S&P 500 Index	Put	05/20/2022	13	USD	4,050.00	USD	5,265,000	250,185
S&P 500 Index	Put	06/17/2022	13	USD	4,050.00	USD	5,265,000	268,710
S&P 500 Index	Put	01/21/2022	13	USD	4,075.00	USD	5,297,500	161,785
S&P 500 Index	Put	02/18/2022	13	USD	4,075.00	USD	5,297,500	185,900
S&P 500 Index	Put	07/15/2022	13	USD	4,150.00	USD	5,395,000	321,165
Total Index Options Purchased			4,683					$24,911,212

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	678	September-2021	$50,572,020	$387,470	$387,470
Gasoline Reformulated Blendstock Oxygenate Blending	539	August-2021	52,852,939	3,117,255	3,117,255
New York Harbor Ultra-Low Sulfur Diesel	142	December-2021	13,040,882	217,136	217,136
Silver	551	September-2021	70,381,985	(1,427,167)	(1,427,167)
WTI Crude	456	September-2021	33,392,880	6,925,879	6,925,879
Subtotal				9,220,573	9,220,573
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	1,490	September-2021	$165,509,200	$(6,813,808)	$(6,813,808)
E-Mini S&P 500 Index	335	September-2021	73,524,125	2,871,938	2,871,938
EURO STOXX 50 Index	1,900	September-2021	92,138,369	(805,438)	(805,438)
FTSE 100 Index	840	September-2021	81,340,906	(1,475,241)	(1,475,241)
MSCI Emerging Market Index	1,075	September-2021	68,676,375	(5,071,562)	(5,071,562)
Nikkei 225 Index	506	September-2021	126,148,307	(7,353,592)	(7,353,592)
Subtotal				(18,647,703)	(18,647,703)
Interest Rate Risk
Australia 10 Year Bonds	3,915	September-2021	417,730,790	13,237,054	13,237,054
Canada 10 Year Bonds	3,235	September-2021	383,786,750	8,167,975	8,167,975
Japan 10 Year Bonds	70	September-2021	97,178,798	455,673	455,673
Long Gilt	2,080	September-2021	375,249,088	7,791,602	7,791,602
U.S. Treasury Long Bonds	1,315	September-2021	216,605,156	10,651,227	10,651,227
Subtotal				40,303,531	40,303,531
Total Futures Contracts				$30,876,401	$30,876,401

(a)	Futures contracts collateralized by $73,313,303 cash held with Counterparties, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	38,500	November—2021	USD	29,019,537	$—	$742,226	$742,226
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	327,000	February—2022	USD	37,455,561	—	1,294,658	1,294,658
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	35,300	February—2022	USD	32,267,998	—	1,111,583	1,111,583
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	32,400	December—2021	USD	36,902,531	—	390,132	390,132
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	69,000	March—2022	USD	12,800,017	—	457,732	457,732
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	262,000	March—2022	USD	35,004,851	—	154,790	154,790
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	415,000	February—2022	USD	23,949,193	—	534,105	534,105
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	209,000	February—2022	USD	43,955,835	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	11,600	February—2022	USD	10,558,402	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	326,000	February—2022	USD	20,719,028	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30%	Monthly	315,000	July—2022	USD	34,682,539	$—	$593,113	$593,113
Royal Bank of Canada	Receive	RBC Enhanced Agricultural Basket 07 Excess Return Index	0.40	Monthly	534,000	July—2022	USD	56,842,645	—	0	0
Total — Total Return Swap Agreements									$—	$5,278,339	$5,278,339

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.100%	Monthly	7,900	September—2021	EUR	49,395,256	$—	$1,024,885	$1,024,885
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.170%	Monthly	7,180	September—2021	USD	36,345,519	—	444,586	444,586
BNP Paribas S.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.010%	Monthly	8,740	September—2021	USD	34,846,625	—	1,175,460	1,175,460
BNP Paribas S.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.010%	Monthly	8,610	September—2021	USD	36,231,913	—	785,662	785,662
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	1,750	September—2021	GBP	31,653,537	—	229,875	229,875
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	1,750	September—2021	GBP	31,653,537	—	229,875	229,875
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	3,675	September—2021	GBP	32,312,171	—	107,399	107,399
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	3,675	September—2021	GBP	32,312,171	—	107,399	107,399
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.070%	Monthly	13,300	September—2021	EUR	50,538,137	—	927,379	927,379
Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.020%	Monthly	10,200	September—2021	EUR	51,044,398	—	1,067,363	1,067,363
Subtotal — Appreciation									—	6,099,883	6,099,883
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.200%	Monthly	14,000	August—2021	USD	28,994,700	$—	$(780,220)	$(780,220)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.000%	Monthly	2,466	September—2021	USD	35,615,723	—	(1,255,577)	(1,255,577)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR + 0.030%	Monthly	2,400,000	August—2021	JPY	55,563,036	—	(523,732)	(523,732)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR + 0.080%	Monthly	2,400,000	August—2021	JPY	55,563,036	—	(523,732)	(523,732)
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JPY LIBOR + 0.050%	Monthly	2,055,000	August—2021	JPY	53,685,314	—	(778,317)	(778,317)
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JPY LIBOR + 0.050%	Monthly	2,175,000	August—2021	JPY	56,820,223	—	(823,766)	(823,766)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	6,600	September—2021	GBP	32,766,880	—	(47,090)	(47,090)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Daily Total Return Net United Kingdom Index	SONIA + 0.300%	Monthly	6,600	September—2021	GBP	32,766,880	—	(47,090)	(47,090)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.990%	Monthly	16,033	September—2021	USD	33,205,145	—	(893,519)	(893,519)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.980%	Monthly	2,084	September—2021	USD	30,098,608	—	(1,061,079)	(1,061,079)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.320%	Monthly	2,300	August—2021	USD	33,218,233	—	(1,171,057)	(1,171,057)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.950%	Monthly	16,034	September—2021	USD	33,207,216	—	(893,575)	(893,575)
Subtotal — Depreciation									—	(8,798,754)	(8,798,754)
Total — Total Return Swap Agreements									$—	$(2,698,871)	$(2,698,871)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.58%
	Corn	6.08
	Cotton No. 2	22.83
	Lean Hogs	0.6
	Live Cattle	0.5
	Soybeans	22.03
	Soybean Oil	6.08
	Soybean Meal	23.14
	Sugar No. 11	5.98
	Wheat	7.18
	Total	100.00%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.58%
	Corn	6.08
	Cotton No. 2	22.83
	Lean Hogs	0.6
	Live Cattle	0.5
	Soybeans	22.03
	Soybean Oil	6.08
	Soybean Meal	23.14
	Sugar No. 11	5.98
	Wheat	7.18
	Total	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	5.58%
	Corn	6.08
	Cotton No. 2	22.83
	Lean Hogs	0.6
	Live Cattle	0.5
	Soybeans	22.03
	Soybean Oil	6.08
	Soybean Meal	23.14
	Sugar No. 11	5.98
	Wheat	7.18
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
SONIA	—Sterling Overnight Index Average
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$815,334,419	$—	$815,334,419
Commodity-Linked Securities	—	99,173,606	—	99,173,606
Money Market Funds	1,344,088,473	—	—	1,344,088,473
Options Purchased	24,911,212	—	—	24,911,212
Total Investments in Securities	1,368,999,685	914,508,025	—	2,283,507,710
Other Investments - Assets*
Futures Contracts	53,823,209	—	—	53,823,209
Swap Agreements	—	11,378,222	—	11,378,222
	53,823,209	11,378,222	—	65,201,431
Other Investments - Liabilities*
Futures Contracts	(22,946,808)	—	—	(22,946,808)
Swap Agreements	—	(8,798,754)	—	(8,798,754)
	(22,946,808)	(8,798,754)	—	(31,745,562)
Total Other Investments	30,876,401	2,579,468	—	33,455,869
Total Investments	$1,399,876,086	$917,087,493	$—	$2,316,963,579

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund